Company financial information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividend payout ratio when exceeded will receive close Fed scrutiny	30.00%
Basel III
Minimum Ratio for Tier 1 common to be Adequately Capitalized	7.00%
Minimum Ratio for Tier 1 to be Adequately Capitalized	8.50%
Minimum Ratio for Leverage to be Adequately Capitalized	3.00%
Minimum
Collateral for extensions of credit, percentage of amount of credit limit	100.00%
Maximum
Collateral for extensions of credit, percentage of amount of credit limit	130.00%
Bank Subsidiaries
Ability to pay dividends by certain of bank subsidiaries to the parent without the need for a regulatory waiver	$ 1,400,000,000
Required average Federal Reserve balance, under the Federal Reserve Act	4,300,000,000	2,200,000,000
Dividends declared	156,000,000	239,000,000	659,000,000
Nonbank Subsidiaries
Liquid assets	$ 1,400,000,000
Credit Extensions To Affiliates
Extensions of credit by the banks percentage of such bank's regulatory capital	10.00%
Credit Extensions In Aggregate To BNY And All Affiliates
Extensions of credit by the banks percentage of such bank's regulatory capital	20.00%